Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Basic earnings per common share
Net income attributable to common shareholders		$ 2,155	$ 2,104	$ 1,025
Weighted average number of common shares outstanding		1,235	1,239	1,245
Basic earnings per common share	[1]	$ 1.75	$ 1.7	$ 0.82
Diluted earnings per common share
Net income attributable to common shareholders used to calculate basic earnings per common share		$ 2,155	$ 2,104	$ 1,025
Dilutive impact of share-based payment options and others	[2]	(9)	(45)	(196)
Net income attributable to common shareholders (diluted)		$ 2,146	$ 2,059	$ 829
Weighted average number of common shares outstanding		1,235	1,239	1,245
Dilutive impact of share-based payment options and others	[2]	3	6	5
Weighted average number of diluted common shares outstanding		1,238	1,245	1,250
Diluted earnings per common share	[1]	$ 1.73	$ 1.65	$ 0.66

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.